Schedule of Investments (unaudited)	iShares® International Developed Property ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 15.3%
Abacus Group	19,434	$15,030
Abacus Storage King	25,774	19,906
Arena REIT	16,592	42,713
BWP Trust	25,698	59,150
Centuria Capital Group	38,599	42,193
Centuria Industrial REIT	24,920	49,869
Centuria Office REIT	19,044	14,045
Charter Hall Group	22,133	164,581
Charter Hall Long Wale REIT	31,123	67,401
Charter Hall Retail REIT	24,419	52,706
Charter Hall Social Infrastructure REIT	16,017	25,277
Cromwell Property Group	62,882	16,376
Dexus	50,617	218,356
Dexus Industria REIT	9,664	18,177
GDI Property Group Partnership(a)	26,705	9,973
Goodman Group	81,064	1,870,138
GPT Group (The)	89,635	238,983
Growthpoint Properties Australia Ltd.	12,667	18,279
HealthCo REIT(a)	22,861	16,096
HMC Capital Ltd.	11,415	54,490
HomeCo Daily Needs REIT	83,613	64,404
Hotel Property Investments Ltd.	9,120	19,267
Ingenia Communities Group	17,546	55,750
Lendlease Corp. Ltd.	32,355	116,366
Lifestyle Communities Ltd.	5,357	44,255
Mirvac Group	184,638	229,723
National Storage REIT	59,112	90,612
Region RE Ltd.	55,252	77,122
Rural Funds Group(a)	18,200	24,185
Scentre Group	243,491	504,684
Stockland	111,971	310,134
Vicinity Ltd.	182,057	223,854
Waypoint REIT Ltd	31,725	45,839
		4,819,934
Austria — 0.3%
CA Immobilien Anlagen AG(a)	1,993	66,081
Immofinanz AG(b)	1,512	41,877
		107,958
Belgium — 2.5%
Aedifica SA	2,225	135,461
Care Property Invest NV	1,740	24,542
Cofinimmo SA(a)	1,721	103,695
Montea NV	849	71,868
Retail Estates NV	568	37,668
Shurgard Self Storage Ltd.	1,449	56,006
VGP NV	652	72,677
Warehouses De Pauw CVA	8,282	223,686
Xior Student Housing NV	1,586	50,788
		776,391
Canada — 2.9%
Allied Properties REIT	2,916	32,633
Artis REIT	2,489	11,608
Boardwalk REIT	1,131	58,267
BSR REIT	864	10,282
BTB REIT	2,284	5,226
Canadian Apartment Properties REIT	3,843	124,865
Choice Properties REIT	7,608	71,406
Crombie REIT	2,437	22,712
CT REIT	2,515	24,230
Dream Industrial REIT	6,265	58,022
Security	Shares	Value

Canada (continued)
Dream Office REIT, NVS(a)	388	$5,131
DREAM Unlimited Corp., Class A	972	13,961
First Capital Real Estate Investment Trust	4,840	52,007
Granite REIT	1,452	71,950
H&R Real Estate Investment Trust	5,974	39,083
InterRent REIT	3,300	28,729
Killam Apartment REIT	2,709	33,742
Minto Apartment REIT(c)	876	9,464
Morguard North American Residential REIT	823	9,313
Nexus Industrial REIT	1,560	7,731
NorthWest Healthcare Properties REIT	5,491	18,704
Prinmaris REIT	2,280	22,116
PRO REIT	1,368	4,820
RioCan REIT	6,878	84,514
Slate Grocery REIT	1,351	10,813
SmartCentres Real Estate Investment Trust	3,352	53,880
StorageVault Canada Inc., NVS	11,040	37,606
True North Commercial REIT, NVS	386	2,412
		925,227
China — 0.1%
Gemdale Properties & Investment Corp. Ltd.(a)	234,000	7,370
Yuexiu REIT	105,000	12,778
		20,148
Finland — 0.3%
Citycon OYJ	3,864	16,376
Kojamo OYJ(b)	8,327	85,757
		102,133
France — 3.6%
Altarea SCA	211	18,688
Carmila SA	2,568	43,205
Covivio SA/France	2,357	112,708
Gecina SA	2,415	222,931
ICADE	1,475	36,490
Klepierre SA	9,128	243,699
Mercialys SA	4,389	48,810
Nexity SA(b)	2,306	20,737
Unibail-Rodamco-Westfield, New	4,766	376,643
		1,123,911
Germany — 5.5%
Aroundtown SA(b)	40,664	85,418
BRANICKS Group AG(a)(b)	1,775	3,798
Deutsche EuroShop AG(a)	655	15,524
Deutsche Wohnen SE	2,436	46,765
Grand City Properties SA(b)	3,428	39,782
Hamborner REIT AG	3,192	22,316
Instone Real Estate Group SE(c)	2,013	17,678
LEG Immobilien SE	3,468	283,322
TAG Immobilien AG(b)	8,212	120,029
Vib Vermoegen AG(b)	527	4,938
Vonovia SE	38,211	1,087,425
		1,726,995
Guernsey — 0.0%
Regional REIT Ltd., NVS(d)	43,730	3,096

Hong Kong — 8.4%
Champion REIT	89,000	17,905
CK Asset Holdings Ltd.	87,000	325,908
Fortune REIT	70,000	33,713
Hang Lung Group Ltd.(a)	38,000	41,320
Hang Lung Properties Ltd.	82,000	69,776
Henderson Land Development Co. Ltd.	61,044	163,669

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hongkong Land Holdings Ltd.	48,600	$156,578
Hysan Development Co. Ltd.	28,000	40,206
Kerry Properties Ltd.	27,500	47,848
Link REIT(a)	119,779	465,145
New World Development Co. Ltd.(a)	65,000	60,829
Prosperity REIT	60,000	10,597
Shun Tak Holdings Ltd.(b)	120,000	11,337
Sino Land Co. Ltd.	166,000	170,831
Sun Hung Kai Properties Ltd.	70,500	610,850
Sunlight REIT	48,000	10,509
Swire Properties Ltd.	49,200	78,383
Wharf Holdings Ltd. (The)	45,000	126,445
Wharf Real Estate Investment Co. Ltd.	73,000	193,482
		2,635,331
Ireland — 0.1%
Irish Residential Properties REIT PLC	20,439	19,832

Israel — 2.2%
Africa Israel Residences Ltd.	295	15,409
Airport City Ltd.(b)	2,932	41,215
Alony Hetz Properties & Investments Ltd.	7,266	48,491
Amot Investments Ltd.	10,228	41,198
Ashtrom Group Ltd.(b)	1	8
Aura Investments Ltd.	6,260	19,225
Azrieli Group Ltd.	1,721	100,550
Big Shopping Centers Ltd.(a)(b)	564	54,085
Blue Square Real Estate Ltd.	264	17,913
Electra Real Estate Ltd.	1,212	10,339
G City Ltd.(b)	4,158	9,763
Gav-Yam Lands Corp. Ltd.(a)	823	5,411
IES Holdings Ltd.(b)	132	6,682
Israel Canada T.R Ltd.	6,726	21,279
Israel Land Development Co. Ltd. (The)(b)	864	6,523
Isras Investment Co. Ltd.	75	13,024
Mega Or Holdings Ltd.	1,100	26,255
Melisron Ltd.	1,207	79,658
Menivim- The New REIT Ltd.	32,589	13,578
Mivne Real Estate KD Ltd.	27,979	65,339
Norstar Holdings Inc.(a)(b)	1,489	2,773
Prashkovsky Investments and Construction Ltd.	360	6,963
Property & Building Corp. Ltd.(b)	132	5,665
Reit 1 Ltd.	9,116	33,571
Sella Capital Real Estate Ltd.	10,104	17,536
Summit Real Estate Holdings Ltd.	1,727	19,477
YH Dimri Construction & Development Ltd.	343	25,374
		707,304
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(b)	2,688	4,957

Japan — 29.3%
Activia Properties Inc.	33	74,757
Advance Logistics Investment Corp.	32	23,919
Advance Residence Investment Corp.	67	136,529
Aeon Mall Co. Ltd.	4,380	51,783
AEON REIT Investment Corp.	83	68,746
Arealink Co. Ltd.	800	8,620
Comforia Residential REIT Inc.	33	65,254
CRE Inc./Japan	600	5,969
CRE Logistics REIT Inc.	29	25,869
Daito Trust Construction Co. Ltd.	3,100	320,885
Daiwa House Industry Co. Ltd.	30,900	786,710
Daiwa House REIT Investment Corp.	100	153,113
Security	Shares	Value

Japan (continued)
Daiwa Office Investment Corp.	26	$45,849
Daiwa Securities Living Investments Corp.	113	73,860
Dear Life Co. Ltd.	1,200	7,176
ESCON Japan REIT Investment Corp.	17	12,948
Frontier Real Estate Investment Corp.	24	65,626
Fukuoka REIT Corp.	33	32,318
Global One Real Estate Investment Corp.	49	31,092
GLP J-REIT	229	186,980
Goldcrest Co. Ltd.	700	11,752
Hankyu Hanshin REIT Inc.	32	26,236
Health Care & Medical Investment Corp.	17	13,633
Heiwa Real Estate Co. Ltd.	1,500	36,717
Heiwa Real Estate REIT Inc.	47	38,597
Hoshino Resorts REIT Inc.	12	38,918
Hulic Co. Ltd.	28,100	249,761
Hulic REIT Inc.	61	55,450
Ichigo Hotel REIT Investment Corp.	16	10,982
Ichigo Inc.	9,400	23,500
Ichigo Office REIT Investment Corp.	47	24,153
Industrial & Infrastructure Fund Investment Corp.	120	94,525
Invincible Investment Corp.	316	128,441
Japan Excellent Inc.	60	44,281
Japan Hotel REIT Investment Corp.	217	104,768
Japan Logistics Fund Inc.	44	72,787
Japan Metropolitan Fund Invest	327	183,983
Japan Prime Realty Investment Corp.	47	94,906
Japan Property Management Center Co. Ltd.	600	4,500
Japan Real Estate Investment Corp.	67	211,774
JINUSHI Co. Ltd.	600	10,042
JSB Co. Ltd.	500	9,968
Katitas Co. Ltd.	2,400	25,979
KDX Realty Investment Corp.	191	185,665
Keihanshin Building Co. Ltd.	2,100	21,965
LA Holdings Co. Ltd/Japan	200	5,381
LaSalle Logiport REIT	87	79,973
Leopalace21 Corp.	9,000	28,865
Marimo Regional Revitalization REIT Inc.	10	7,813
Mirai Corp.	91	25,394
Mirarth Holdings Inc.	4,000	12,929
Mitsubishi Estate Co. Ltd.	62,100	977,666
Mitsubishi Estate Logistics REIT Investment Corp.	23	54,540
Mitsui Fudosan Co. Ltd.	131,768	1,212,781
Mitsui Fudosan Logistics Park Inc.	27	72,912
Mori Hills REIT Investment Corp.	76	62,127
Mori Trust REIT Inc.	121	52,262
Nippon Accommodations Fund Inc.	23	91,428
Nippon Building Fund Inc.	80	280,626
Nippon Hotel & Residential Investment Corp.	12	5,725
Nippon Prologis REIT Inc.	115	179,497
Nippon REIT Investment Corp.	21	43,163
Nisshin Group Holdings Co.Ltd.	1,400	4,908
Nomura Real Estate Holdings Inc.	5,300	133,419
Nomura Real Estate Master Fund Inc.	221	196,316
NTT UD REIT Investment Corp.	70	50,659
One REIT Inc.	11	17,545
Orix JREIT Inc.	130	128,827
Raysum Co. Ltd.	300	6,410
SAMTY HOLDINGS Co. Ltd. /Japan	1,900	29,404
Samty Residential Investment Corp.	34	22,295
Sankei Real Estate Inc.	22	11,648
Sekisui House REIT Inc.	205	100,842
SOSiLA Logistics REIT Inc.	34	24,890

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SRE Holdings Corp.(b)	500	$15,030
Star Asia Investment Corp.	113	41,980
Star Mica Holdings Co. Ltd.	1,200	4,769
Starts Corp. Inc.	1,600	33,870
Starts Proceed Investment Corp.	12	14,937
Sumitomo Realty & Development Co. Ltd.	22,300	658,025
Sun Frontier Fudousan Co. Ltd.	1,200	15,109
Takara Leben Real Estate Investment Corp.	37	22,923
TKP Corp.(a)(b)	700	6,256
TOC Co. Ltd.	2,100	9,665
Tokaido REIT Inc.	12	9,152
Tokyo Tatemono Co. Ltd.	9,800	155,944
Tokyu Fudosan Holdings Corp.	28,400	190,636
Tokyu REIT Inc.	43	41,730
Tosei Corp.	1,300	19,724
Tosei REIT Investment Corp.	14	12,114
United Urban Investment Corp.	145	128,730
XYMAX REIT Investment Corp.	11	8,128
		9,210,253
Netherlands — 0.7%
Argo Properties NV(a)(b)	576	11,837
Brack Capital Properties NV(b)	1	45
CTP NV(c)	5,013	85,545
Eurocommercial Properties NV	2,023	48,742
NSI NV	876	18,031
Vastned Retail NV	840	20,871
Wereldhave NV	1,682	23,805
		208,876
New Zealand — 0.5%
Argosy Property Ltd.	39,390	24,472
Goodman Property Trust	49,248	60,294
Kiwi Property Group Ltd.	74,155	37,464
Precinct Properties Group	74,940	50,895
		173,125
Norway — 0.1%
Entra ASA(b)(c)	3,398	34,880

Singapore — 7.5%
AIMS APAC REIT(a)	31,656	29,187
CapitaLand Ascendas REIT	166,592	313,880
CapitaLand Ascott Trust	118,185	76,134
CapitaLand China Trust	55,526	27,412
Capitaland India Trust	46,266	33,385
CapitaLand Integrated Commercial Trust	239,710	349,005
CapitaLand Investment Ltd/Singapore(a)	112,000	219,040
CDL Hospitality Trusts(a)	32,362	22,678
City Developments Ltd.	23,900	90,855
Cromwell European Real Estate Investment Trust	15,220	22,820
Digital Core REIT Management Pte Ltd.(a)	42,300	24,048
Eagle Hospitality Trust(b)(e)	53,200	1
EC World REIT(e)	15,900	2,627
ESR-LOGOS REIT	280,736	55,926
Far East Hospitality Trust	49,700	22,663
Frasers Centrepoint Trust	53,306	83,577
Frasers Logistics & Commercial Trust	136,872	95,716
Hong Fok Corp. Ltd.	17,500	10,776
Keppel DC REIT(a)	63,603	84,322
Keppel Pacific Oak U.S. REIT	35,700	4,760
Keppel REIT	105,100	64,594
Lendlease Global Commercial REIT(a)	82,392	33,974
Manulife US Real Estate Investment Trust	83,150	5,292
Security	Shares	Value

Singapore (continued)
Mapletree Industrial Trust	96,932	$150,706
Mapletree Logistics Trust	157,511	149,574
Mapletree Pan Asia Commercial Trust	108,112	97,016
Paragon REIT	57,700	36,382
Parkway Life REIT	18,000	46,436
Prime U.S. REIT	33,050	3,845
Sasseur Real Estate Investment Trust	24,100	11,988
Starhill Global REIT	64,700	23,141
Suntec REIT	104,900	81,071
UOL Group Ltd.	21,700	83,143
		2,355,974
South Korea — 0.4%
D&D Platform REIT Co. Ltd., NVS	2,712	6,708
ESR Kendall Square REIT Co. Ltd.	7,553	25,284
Haesung Industrial Co. Ltd.	576	3,127
JR Global REIT	7,415	21,427
Koramco Life Infra REIT	2,414	8,167
LOTTE REIT Co. Ltd.	5,563	13,204
NH All-One REIT Co. Ltd.	1,995	5,284
Shinhan Alpha REIT Co. Ltd.	3,390	15,507
SK D&D Co.Ltd.	252	2,010
SK REITs Co. Ltd.	5,688	19,879
		120,597
Spain — 0.9%
Aedas Homes SA(c)	434	9,830
Inmobiliaria Colonial SOCIMI SA	13,383	77,994
Lar Espana Real Estate SOCIMI SA(a)	2,364	17,292
Merlin Properties SOCIMI SA	15,608	173,971
Metrovacesa SA(c)	720	6,230
		285,317
Sweden — 5.0%
Atrium Ljungberg AB, Class B	2,469	47,913
Castellum AB(b)	19,824	241,931
Catena AB	1,800	89,952
Cibus Nordic Real Estate AB	2,700	40,150
Corem Property Group AB, Class B	24,166	19,971
Dios Fastigheter AB	4,867	39,685
Fabege AB	11,454	91,435
Fastighets AB Balder, Class B(b)	31,566	216,690
Hufvudstaden AB, Class A	5,415	64,115
Neobo Fastigheter AB(a)(b)	6,180	10,227
NP3 Fastigheter AB	1,428	34,626
Nyfosa AB	7,398	71,703
Pandox AB, Class B	4,177	74,478
Platzer Fastigheter Holding AB, Class B	2,928	25,203
Sagax AB, Class B	9,986	255,902
Sagax AB, Class D	5,055	14,734
Samhallsbyggnadsbolaget i Norden AB	53,949	27,513
Wallenstam AB, Class B	20,465	97,126
Wihlborgs Fastigheter AB	12,516	115,880
		1,579,234
Switzerland — 2.8%
Allreal Holding AG, Registered	722	123,758
Intershop Holding AG	264	34,783
Mobimo Holding AG, Registered	340	96,442
Peach Property Group AG(b)	616	5,032
PSP Swiss Property AG, Registered	2,147	275,611
Swiss Prime Site AG, Registered	3,590	339,955
		875,581
United Kingdom — 10.6%
Abrdn Property Income Trust Ltd.	17,766	11,588

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AEW U.K. REIT PLC	7,078	$7,590
Assura PLC	139,667	70,795
Balanced Commercial Property Trust Ltd.	32,244	32,368
Big Yellow Group PLC	9,181	135,775
British Land Co. PLC (The)	44,163	229,551
CLS Holdings PLC	6,299	7,172
Custodian Property Income REIT PLC	20,441	19,278
Derwent London PLC	5,255	150,128
Empiric Student Property PLC	28,400	32,585
Grainger PLC	34,770	107,025
Great Portland Estates PLC	19,008	80,512
Hammerson PLC	182,578	63,931
Helical PLC	4,981	15,584
Home REIT PLC(b)(e)	52,824	16,515
Impact Healthcare REIT PLC, Class B	19,140	20,737
Land Securities Group PLC	35,173	274,827
Life Science Reit PLC	16,743	7,111
LondonMetric Property PLC	95,805	233,306
NewRiver REIT PLC	15,224	15,010
Picton Property Income Ltd.	26,280	22,427
Primary Health Properties PLC	62,364	72,175
PRS REIT PLC (The)	24,446	23,103
Regional REIT Ltd.(c)	20,407	3,973
Safestore Holdings PLC	10,222	99,145
Schroder REIT Ltd.	23,076	12,886
Segro PLC	62,769	710,176
Shaftesbury Capital PLC	91,394	160,819
Sirius Real Estate Ltd.	63,084	74,591
Supermarket Income REIT PLC	58,315	53,652
Target Healthcare REIT PLC	29,670	29,367
Triple Point Social Housing REIT PLC(c)	16,008	11,534
Tritax Big Box REIT PLC	106,791	208,798
UNITE Group PLC (The)	18,560	209,381
Urban Logistics REIT PLC	22,293	33,110
Warehouse REIT PLC	20,066	20,465
Workspace Group PLC	6,431	48,186
		3,325,176

Total Common Stocks — 99.0%
(Cost: $48,852,160)		31,142,230
Security	Shares	Value

Rights

Austria — 0.0%
Buwog AG(e)	463	$—

Total Rights — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.0%
(Cost: $48,852,160)		31,142,230

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.48%(f)(g)(h)	1,121,997	1,122,334

Total Short-Term Securities — 3.6%
(Cost: $1,122,226)		1,122,334

Total Investments — 102.6%
(Cost: $49,974,386)		32,264,564

Liabilities in Excess of Other Assets — (2.6)%		(829,755)

Net Assets — 100.0%		$31,434,809

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$756,311	$366,159	(a)	$—		$(24)	$(112)	$1,122,334	1,121,997	$3,344	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—		(10,000	)(a)	—	—	—	—	609		—
						$(24)	$(112)	$1,122,334		$3,953		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	8	09/12/24	$140	$1,953
Dow Jones U.S. Real Estate Index	5	09/20/24	170	1,172
				$3,125

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,128,438	$28,994,649	$19,143	$31,142,230
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	1,122,334	—	—	1,122,334
	$3,250,772	$28,994,649	$19,143	$32,264,564
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,172	$1,953	$—	$3,125

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust